Composition by nature (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Demand deposits	R$ 1,508,083	R$ 1,593,170
Interbank deposits	4,655,644	797,216
Securities sold under agreements to repurchase	222,574,700	217,108,353
Borrowings	26,546,104	23,966,470
Onlending	23,724,749	23,814,958
Total	279,009,280	267,280,167
Demand deposits	56,613,691	50,247,334
Savings deposits	139,341,042	136,698,248
Time deposits	373,771,517	358,347,161
Total	R$ 569,726,250	R$ 545,292,743